Intangible Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Goodwill	R$ 147	R$ 147	R$ 147
Other intangible assets	182,058	199,009	221,889
Total	R$ 182,205	R$ 199,156	R$ 222,036